Investments (Consolidated Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total Assets	$ 6,323	$ 8,558
Total Liabilities	2,169	3,684
MRSC (collateral financing arrangement (primarily securities))
Variable Interest Entity [Line Items]
Total Assets	3,471	3,440
Total Liabilities	0	0
Operating joint venture
Variable Interest Entity [Line Items]
Total Assets	2,405	2,095
Total Liabilities	1,999	1,777
CSEs (assets (primarily loans) and liabilities (primarily debt))
Variable Interest Entity [Line Items]
Total Assets	297	1,630
Total Liabilities	155	1,457
Real estate joint ventures
Variable Interest Entity [Line Items]
Total Assets	9	1,181
Total Liabilities	15	443
Other invested assets
Variable Interest Entity [Line Items]
Total Assets	59	82
Total Liabilities	0	7
FVO and trading securities
Variable Interest Entity [Line Items]
Total Assets	45	69
Total Liabilities	0	0
Other limited partnership interests
Variable Interest Entity [Line Items]
Total Assets	37	61
Total Liabilities	$ 0	$ 0